Promissory Note Receivable	12 Months Ended
Dec. 31, 2023
Promissory Note Receivable [Abstract]
Promissory note receivable
10.	Promissory note receivable

In December 2021, the Company entered into an agreement for a Secured Convertible Promissory Note (“Note”) with principal of $800,000. The Note accrues interest at a rate of 6% per annum, with 3% payable in cash every calendar quarter and 3% payable in notes (note 5). The Note is convertible at the Company’s option into Series C Preferred Stock of the issuer. If the Note is not converted into shares by the Company, all unpaid and accrued interest are due on the maturity date of December 21, 2026. The Notes are secured by the assets of the issuer. As at December 31, 2023, the fair value of the Note was estimated to be $850,685.

	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$806,000	$800,000	$-
Additions	-	-	800,000
Interest	-	6,000	-
Payments received	(6,000)	-	-
Fair value adjustment	50,685	-	-
Balance, end of period	$850,685	$806,000	$800,000